Guaranteed Investment Contracts Master Trust Account (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of Guaranteed Investment Contracts Master Trust Account
The following represents the disaggregation of contract value between types of investment contracts held by the Plan (amounts in thousands):

	As of December 31,
	2025	2024
Short-term investment fund	$7,706	$8,944
Synthetic guaranteed investment contracts:
Common/collective trusts	323,612	360,227

Total investments	$331,318	$369,171